ASSETS HELD FOR SALE (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Related Party Transaction [Line Items]
Balance at Beginning of Period		$ 37,900,006
Gain on the Sale of Assets Held for Sale			$ 6,233,034	$ 16,542,840
Balance at End of Period	$ 64,216,871	64,216,871	37,900,006
Balance at Beginning of Period		33,459,879	7,395,018
Gain on the Sale of Assets Held for Sale			(6,233,034)	(16,542,840)
Impairment of Assets	(1,573,563)
Balance at End of Period			33,459,879	7,395,018
Total [Member]
Related Party Transaction [Line Items]
Transferred In			27,393,926
Gain on the Sale of Assets Held for Sale			1,050,833
Proceeds from Sale			(4,952,822)
Ongoing Activity from Discontinued Operations			(43,184,493)
Balance at Beginning of Period		33,459,879	64,365,544
Transferred Out			(3,503,843)
Gain on the Sale of Assets Held for Sale			(1,050,833)
Impairment of Assets			(5,607,600)
Balance at End of Period			33,459,879	64,365,544
Available For Sale Subsidiaries [Member]
Related Party Transaction [Line Items]
Balance at Beginning of Period		12,066,428
Transferred In		6,614,986	12,066,428
Gain on the Sale of Assets Held for Sale		10,709,999
Proceeds from Sale		(24,750,298)
Ongoing Activity from Discontinued Operations		(4,641,116)
Balance at End of Period			12,066,428
Balance at Beginning of Period		12,066,428
Transferred Out
Gain on the Sale of Assets Held for Sale		(10,709,999)
Impairment of Assets
Balance at End of Period			12,066,428
Discontinued Operations [Member]
Related Party Transaction [Line Items]
Balance at Beginning of Period		71,849,729
Transferred In
Gain on the Sale of Assets Held for Sale
Proceeds from Sale
Ongoing Activity from Discontinued Operations		(7,845,258)	(43,184,493)
Balance at End of Period	64,004,471	64,004,471	71,849,729
Balance at Beginning of Period		21,181,051	64,365,544
Transferred Out
Gain on the Sale of Assets Held for Sale
Impairment of Assets
Balance at End of Period			21,181,051	64,365,544
Total [Member]
Related Party Transaction [Line Items]
Balance at Beginning of Period		84,128,557
Transferred In		6,614,987
Gain on the Sale of Assets Held for Sale		10,709,999
Proceeds from Sale		(24,750,298)
Ongoing Activity from Discontinued Operations		(12,486,373)
Balance at End of Period	64,216,871	64,216,871	84,128,557
Gain on the Sale of Assets Held for Sale		(10,709,999)
Investments [Member]
Related Party Transaction [Line Items]
Transferred In			8,456,665
Gain on the Sale of Assets Held for Sale
Proceeds from Sale			(4,952,822)
Ongoing Activity from Discontinued Operations
Balance at Beginning of Period
Transferred Out			(3,503,843)
Gain on the Sale of Assets Held for Sale
Impairment of Assets
Balance at End of Period
Pharma Cann Assets [Member]
Related Party Transaction [Line Items]
Balance at Beginning of Period		212,400
Transferred In			6,870,833
Gain on the Sale of Assets Held for Sale			1,050,833
Proceeds from Sale
Ongoing Activity from Discontinued Operations
Balance at End of Period	$ 212,400	212,400	212,400
Balance at Beginning of Period		212,400
Transferred Out
Gain on the Sale of Assets Held for Sale			(1,050,833)
Impairment of Assets			(5,607,600)
Balance at End of Period			$ 212,400